Goodwill and Other Intangible Assets Other Intangible Assets (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Intangible Assets [Line Items]
Gross carrying amount, total intangible assets	$ 1,904	$ 1,962
Net, Total Intangible Assets	1,516	1,639
Finite-Lived Intangible Assets, Gross [Abstract]
Gross Carrying Amount	1,362	1,415
Accumulated Amortization	(388)	(323)
Net, Total Amortized Intangible Assets	974	1,092
Patented Technology
Finite-Lived Intangible Assets, Gross [Abstract]
Gross Carrying Amount	80	86
Accumulated Amortization	(59)	(56)
Net, Total Amortized Intangible Assets	21	30
Customer Relationships
Finite-Lived Intangible Assets, Gross [Abstract]
Gross Carrying Amount	975	1,017
Accumulated Amortization	(206)	(161)
Net, Total Amortized Intangible Assets	769	856
Miscellaneous
Finite-Lived Intangible Assets, Gross [Abstract]
Gross Carrying Amount	307	312
Accumulated Amortization	(123)	(106)
Net, Total Amortized Intangible Assets	184	206
Trademarks
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Carrying Amount, Gross and Net	$ 542	$ 547